Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2021
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 6.8x
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.7x
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.2x
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.80%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 10.0x
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 54.5x
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.1x
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.0x
Panama
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.10%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 8.2x
Uruguay
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.10%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.4x